497(e)
                                                                      333-142455
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM ("ADA")(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGE

   Effective on or about January 15, 2009, the EQ/JP Morgan Core Bond Portfolio will be renamed. The new name of the Portfolio will be EQ/Core Bond Index Portfolio. Accordingly, all references to its respective corresponding investment options in the Prospectus is also changed.

2. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolio of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

   ------------------------
   AXA Premier VIP Trust
   ------------------------
   MULTIMANAGER HIGH YIELD
   ------------------------

3. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

4. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the EQ/JPMorgan Core Bond Portfolio and other Portfolios that had a reduction in their expenses.

ADA NB/IF (AR)                                                            x02460
ADA 08 01 (1/09)                                                   142060 (1/09)

   ---------------------------------------------------------------------------------------------------------------------------------
                                                                       Acquired                                     Net Total
                                                                       Fund Fees     Total Annual    Fee Waivers      Annual
                                                                          and          Expenses        and/or        Expenses
                                                                        Expenses       (Before         Expense        (After
                                    Management     12b-1      Other   (Underlying      Expense       Reimburse-      Expense
   Portfolio Name                      Fees        Fees    Expenses   Portfolios)    Limitations)       ments      Limitations)
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation          0.10%          --      0.17%      0.92%         1.19%           (0.19)%        1.00%
   AXA Conservative-Plus Allocation   0.10%          --      0.19%      0.76%         1.05%           (0.20)%        0.85%
   AXA Moderate Allocation            0.10%          --      0.17%      0.82%         1.09%           (0.19)%        0.90%
   AXA Moderate-Plus Allocation       0.10%          --      0.17%      0.86%         1.13%           (0.18)%        0.95%
   Multimanager High Yield            0.53%          --      0.18%        --          0.71%              --          0.71%
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Core Bond Index                 0.35%            --     0.11%        --          0.46%              --          0.46%
   ---------------------------------------------------------------------------------------------------------------------------------

5. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the EQ/JPMorgan Core Bond Portfolio and other Portfolios that had a reduction in their expenses.

   ---------------------------------------------------------------------------------------------------------------------------------
                                       If you surrender or do not surrender your
                                                    contract at the                    If you annuitize at the end of the
                                           end of the applicable time period                 applicable time period
   ---------------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years     1 year    3 years    5 years    10 years
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation             $271       $781      $1,314      $2,764      $621      $1,131     $1,664     $3,114
   AXA Conservative-Plus Allocation      $257       $738      $1,244      $2,624      $607      $1,088     $1,594     $2,974
   AXA Moderate Allocation               $261       $750      $1,264      $2,664      $611      $1,100     $1,614     $3,014
   AXA Moderate-Plus Allocation          $265       $762      $1,284      $2,704      $615      $1,112     $1,634     $3,054
   Multimanager High Yield               $223       $636      $1,072      $2,275      $573      $  986     $1,422     $2,625
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Core Bond Index                    $198       $559      $  942      $2,006      $548      $  909     $1,292     $2,356
   ---------------------------------------------------------------------------------------------------------------------------------



    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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